Suppliers and contractors (Details 1) $ in Millions	Dec. 31, 2024 USD ($)
Notes and other explanatory information [abstract]
Carrying amount of accounts payable included in the Arrangements of which suppliers have already received payment	$ 1,343
Carrying amount of accounts payable included in the Arrangements of which suppliers have not yet received payment	6
Total carrying amount relating to Arrangements with suppliers and contractors	$ 1,349